SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-Based Payment Arrangement, Option, Activity
The following table summarized the Company’s share option activity during the years ended December 31, 2022, 2021, and 2020:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (000’s)
Balance, December 31, 2019	16,926,761	$0.04	8.8	$277
Granted	31,351,141	0.07	—	—
Exercised	(1,775,510)	—	—	—
Forfeited	(575,705)	—	—	—
Balance, December 31, 2020	45,926,687	0.06	9.1	2,905
Granted	50,503,922	1.09	—	—
Exercised	(3,948,649)	0.09	—	—
Forfeited	(5,219,086)	0.52	—	—
Balance, December 31, 2021	87,262,873	0.62	8.9	184,841
Granted	16,838,536	2.27	—	—
Exercised	(16,725,583)	0.09	—	—
Forfeited	(10,818,398)	1.50	—	—
Balance, December 31, 2022	76,557,428	$0.97	8.3	$19,895
Vested and exercisable, December 31, 2022	28,590,058	$0.46	7.9	$22,301
The following table summarized the Company’s options to restricted shares activity during the years ended December 31, 2022, 2021 and 2020:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (000’s)
Balance, December 31, 2020	—	$—	—	$—
Granted	245,167,369	1.66	—	1,526
Exercised	—	—	—
Forfeited	—	—	—
Balance, December 31, 2021	245,167,369	$1.66	9.3	1,526
Granted	1,665,825	2.15	—	—
Exercised	—	—	—	—
Forfeited	(4,217,910)	3.14	—	—
Balance, December 31, 2022	242,615,284	$1.64	8.2	—
Vested and exercisable, December 31, 2022	196,797,316	$1.60	8.2	$—

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions
The assumptions used to estimate the fair value of share options granted for the years ended December 31, 2022, 2021 and 2020 were as follows:

	2022	2021	2020
Expected volatility	46.91% - 529.23%	41.12% - 48.71%	44.90% - 48.65%
Expected term (in years)	5.00-6.19	5.00 - 6.27	5.66 - 6.15
Risk free interest	1.68% - 3.65%	0.60% - 1.39%	0.35% - 0.53%
Dividend yield	0.00	0.00	0.00

Schedule of Unvested Restricted Stock Units Roll Forward
The following table summarized the Company’s RSU activity during the year ended December 31, 2022:

	Number of RSUs	Weighted Average Grant Date Fair Value Per Share
Unvested at December 31, 2021	—	$—
Granted	5,936,379	5.34
Vested	(130,406)	7.81
Forfeited	(51,998)	5.99
Unvested at December 31, 2022	5,753,975	$5.28

Share-Based Payment Arrangement, Expensed and Capitalized, Amount
The following table presents the components and classification of share-based compensation for the year ended December 31, 2022, 2021 and 2020 (in thousands):

	2022	2021	2020
Research and development	$81,337	$27,042	$89
Selling and marketing	58,377	18,458	4
General and administrative	101,975	22,285	63
Total	$241,689	$67,785	$156